CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 759	$ 422
Short-term deposits	5	9
Cash and cash equivalents, net	$ 764	$ 431	$ 352	$ 422